Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans (Detail)	Dec. 31, 2018	Dec. 31, 2017
Chile
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	4.70%	5.00%
Expected rate of salary increases	3.80%	4.00%
Turnover rate	4.75%	4.53%
Brazil
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate	6.60%	5.30%
Brazil | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	7.90%	8.68%
Expected rate of salary increases	5.04%
Turnover rate		5.30%
Brazil | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	9.15%	9.93%
Expected rate of salary increases	6.08%
Colombia
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	6.80%	6.82%
Expected rate of salary increases	5.00%	4.50%
Turnover rate	0.46%	0.40%
Colombia | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		0.40%
Argentina
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used		5.00%
Expected rate of salary increases		0.00%
Turnover rate	1.40%	1.50%
Argentina | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	34.70%
Expected rate of salary increases	28.30%
Turnover rate		1.50%
Argentina | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	34.90%
Peru
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	6.17%	6.00%
Expected rate of salary increases	4.00%	3.00%
Turnover rate	4.25%	4.14%
Peru | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Turnover rate		4.14%